Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenues	$ 5,413,594	$ 1,556,742	$ 200,498
Cost of sales	2,879,546
Gross profit	2,534,048	1,556,742	200,498
Expenses
Advertising and promotion	46,789	1,403,270	1,199,150
Amortization	1,261,964	436,902	94,468
Bad debts	150,551
Foreign exchange	2,820,547	754,999
Interest, financing charges and accretion	1,912,553	769,322	380,864
Maintenance and operations	1,001,161	1,517,698	301,915
Office and miscellaneous	949,670	675,553	128,184
Professional fees and consulting	2,366,030	1,834,575	1,710,312
Share-based compensation		1,913,692	3,693,799
Transfer agent and filing fees	13,790	44,983
Travel	214,065	201,888	333,366
Total Expenses	10,737,120	9,552,882	7,842,058
Loss before other items	(8,203,072)	(7,996,140)	(7,641,560)
Other items
Listing expense			(1,144,167)
Loss on extinguishment of debt	(393,026)
Impairment	(1,306,767)	(2,132,942)	(461,360)
Impairment of advances and loans receivable	(224,975)	(225,732)	(286,289)
Write-off of VAT receivable	(48,735)	(13,859)	(435,301)
Gain on net monetary position	2,087,881	924,340
Total other income (expenses)	114,378	(1,448,193)	(2,327,117)
Net loss before income taxes	(8,088,694)	(9,444,333)	(9,968,677)
Current income tax expense	(380,863)	0	0
Deferred income tax recovery	322,289	313,048	105,000
Net loss	(8,147,268)	(9,131,285)	(9,863,677)
Item that will not be reclassified to profit or loss
Foreign exchange translation adjustment	(327,696)	(480,132)	(59,631)
Comprehensive loss	(8,474,964)	(9,611,417)	(9,923,308)
Net loss attributable to:
Shareholders of the Company	(4,977,237)	(9,112,971)	(9,583,550)
Non-controlling interest	(3,170,031)	(18,314)	(280,127)
Net loss	(8,147,268)	(9,131,285)	(9,863,677)
Other comprehensive loss attributable to:
Shareholders of the Company	(155,147)	(326,928)	(18,120)
Non-controlling interest	(172,549)	(153,204)	(41,241)
Other comprehensive loss	$ (327,696)	$ (480,132)	$ (59,361)
Loss per common share - basic and diluted	$ (0.13)	$ (0.10)	$ (0.16)
Weighted average common shares outstanding	63,389,446	88,307,259	58,115,156